Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities, Noncurrent [Abstract]
Other Non-Current Liabilities
14. Other
Non-Current
Liabilities
Other
non-current
liabilities consisted of the following:

	As of December 31,
	2019	2020
Government grants	46,798	217,682
Warranty	26,217	79,757

Total	73,015	297,439

The government grants primarily represented the government subsidies for interest expenses to be incurred associated with the borrowings.
Movement of accrued warranty is as following:

	For the Year Ended December 31,
	2018	2019	2020
Accrued warranty - beginning of year	—	73	34,597
Warranty costs incurred	—	(575)	(925)
Provision for warranty	73	35,099	77,679

Accrued warranty - end of year	73	34,597	111,351
Less: Current portion of warranty	(11)	(8,380)	(31,594)

Non-current portion of warranty	62	26,217	79,757